Leases (Details) - Schedule of Maturities of Operating Lease Liabilities	Dec. 31, 2023 USD ($)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2024	$ 41,141
Total operating lease payments	41,141
Less imputed interest	(720)
Total operating lease liabilities	$ 40,421